Government assistance	12 Months Ended
Mar. 31, 2023
Disclosure Of Government Grants And Subsidies [Abstract]
Government assistance	Government assistance
Government assistance recognized as a reduction of expenses is as follows:

	2023	2022
	$	$

Direct cost of revenues	653	1,144
General and administrative	681	545
Research and development	3,006	2,692
Sales and marketing	142	358

Total government assistance	4,482	4,739
Government assistance includes research and development tax credits, grants, and other incentives.